Summary of significant accounting policies (Details 3) - shares			3 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Feb. 29, 2020	Feb. 28, 2019
Total potentially dilutive shares	650,027	228,466	473,918	243,174
Options [Member]
Total potentially dilutive shares	50,749	33,594	43,406	36,896
Senior Secured Convertible Notes [Member]
Total potentially dilutive shares	491,868	100,402	298,954	118,495
Warrant [Member]
Total potentially dilutive shares	107,410	94,470	131,558	87,783